INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net tax loss carry-forwards	$ 2,041,456		$ 1,599,332
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%		21.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Amount	$ 428,706		$ 335,860
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	(428,706)		(335,860)
Income Tax Expense (Benefit)
Components of deferred tax asset:
Non capital tax loss carry-forwards	428,706		335,860
Less: valuation allowance	(428,706)		(335,860)
Net deferred tax asset